UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2010
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 18, 2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        97
                                             ----------------------------

Form 13F Information Table Value Total:      $ 299,905
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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
Caldwell & Orkin, Inc.
FORM 13F

          December 31, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----

ADVANCE AUTO PARTS INC.        COM      00751y106      5,140     77,700  SH           Sole                       77,700
AGNICO-EAGLE MINES             COM      008474108      4,456     58,100  SH           Sole                       58,100
AGRIUM INC.                    COM      008916108      2,422     26,400  SH           Sole                       26,400
AIRGAS INC.                    COM      009363102      5,222     83,600  SH           Sole                       83,600
AMERICAN TOWER CORP            COM      029912201      4,304     83,350  SH           Sole                       83,350
ANHEUSER-BUSCH INBEV-ADR       COM      03524a108      1,142     20,000  SH           Sole                       20,000
ANN TAYLOR STORES              COM      036115103      1,367     49,900  SH           Sole                       49,900
APPLE COMPUTER INC COM         COM      037833100     11,099     34,410  SH           Sole                       34,410
ARM HOLDINGS-ADR               COM      042068106      1,264     60,900  SH           Sole                       60,900
ARVINMERITOR INC.              COM      043353101      1,209     58,900  SH           Sole                       58,900
ATMEL CORPORATION              COM      049513104      2,661    216,000  SH           Sole                      216,000
BARRICK GOLD CORP COM          COM      067901108      4,472     84,100  SH           Sole                       84,100
BCE INC COM                    COM      05534b760      1,337     37,700  SH           Sole                       37,700
BOARDWALK PIPELINE PTNRS       COM      096627104      1,032     33,150  SH           Sole                       33,150
CF INDUSTRIES HOLDINGS INC.    COM      125269100      1,419     10,500  SH           Sole                       10,500
CHICAGO BRIDGE & IRON-NY SHR   COM      167250109        911     27,700  SH           Sole                       27,700
CIT GROUP INC.                 COM      125581801      4,752    100,900  SH           Sole                      100,900
CITIGROUP INC. COM             COM      172967101      5,356  1,132,300  SH           Sole                    1,132,300
CLEAN HARBORS, INC.            COM      184496107      3,002     35,700  SH           Sole                       35,700
CMS ENERGY CORP.               COM      125896100      8,653    465,200  SH           Sole                      465,200
COACH, INC.                    COM      189754104      1,621     29,300  SH           Sole                       29,300
COCA COLA CO COM               COM      191216100      3,131     47,600  SH           Sole                       47,600
COMSTOCK RESOURCES INC.        COM      205768203      2,454     99,900  SH           Sole                       99,900
CUMMINS, INC.                  COM      231021106      1,386     12,600  SH           Sole                       12,600
CYPRESS SEMICONDUCTOR          COM      232806109      2,341    126,000  SH           Sole                      126,000
DECKERS OUTDOOR CORP.          COM      243537107        470      5,900  SH           Sole                        5,900
DEVON ENERGY CORP.             COM      25179m103      6,972     88,800  SH           Sole                       88,800
DISCOVERY COMMUNICATIONS       COM      25470f104      8,733    209,435  SH           Sole                      209,435
DOLBY LABS CL.A                COM      25659t107      3,608     54,100  SH           Sole                       54,100
DUPONT EI DE NEMOURS           COM      263534109      1,382     27,700  SH           Sole                       27,700
EATON CORP                     COM      278058102      1,817     17,900  SH           Sole                       17,900
EDUCATION MGMNT CORP           COM      28140m103        994     54,900  SH           Sole                       54,900
ELDORADO GOLD CORP.            COM      284902103      4,474    240,900  SH           Sole                      240,900
ENSCO PLC- SPON ADR            COM      29358q109      3,368     63,100  SH           Sole                       63,100
FORD MOTOR CO.                 COM      345370860      4,839    288,200  SH           Sole                      288,200
GENERAL MILLS, INC.            COM      370334104      1,091     30,645  SH           Sole                       30,645
GENERAL MOTORS INC.            COM      37045v100      4,924    133,600  SH           Sole                      133,600
GOLDCORP, INC.                 COM      380956409      7,217    156,950  SH           Sole                      156,950
GOLDMAN SACHS GROUP, INC.      COM      38141g104        908      5,400  SH           Sole                        5,400
GREENHILL & CO. INC.           COM      395259104        221      2,700  SH           Sole                        2,700
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      5,489    204,725  SH           Sole                      204,725
HOME DEPOT INC.                COM      437076102      5,853    166,950  SH           Sole                      166,950
IESI-BFC LTD                   COM      44951d108      1,132     46,600  SH           Sole                       46,600
ISHARES MSCI JAPAN             COM      464286848      4,716    432,300  SH           Sole                      432,300
J.P. MORGAN CHASE & CO. INC.   COM      46625h100      5,476    129,100  SH           Sole                      129,100
LENNAR CORP.                   COM      526057104      2,220    118,400  SH           Sole                      118,400
LIMITED BRANDS INC.            COM      532716107        406     13,200  SH           Sole                       13,200
LOWES COMPANIES, INC.          COM      548661107      1,435     57,200  SH           Sole                       57,200
MANPOWER INC.                  COM      56418H100      5,554     88,500  SH           Sole                       88,500
MCDONALD'S CORPORATION         COM      580135101      6,833     89,020  SH           Sole                       89,020
MF GLOBAL HLDGS, LTD.          COM      55277j108      2,324    278,000  SH           Sole                      278,000
NATIONAL FUEL GAS CO.          COM      636180101        505      7,700  SH           Sole                        7,700
NATIONAL GRID PLC-ADR          COM      636274300     10,277    231,575  SH           Sole                      231,575
NETWORK APPLIANCE              COM      64110d104      1,253     22,800  SH           Sole                       22,800
NEWMONT MINING CORP.           COM      651639106      1,990     32,400  SH           Sole                       32,400
NIKE INC CL B                  COM      654106103      1,042     12,200  SH           Sole                       12,200
NISSAN MOTOR CO.               COM      654744408        709     37,200  SH           Sole                       37,200
NORTHWEST BANCSHARES INC/MD    COM      667340103      5,100    433,000  SH           Sole                      433,000
OGE ENERGY CORP.               COM      670837103      5,633    123,700  SH           Sole                      123,700
PEP BOYS-MANNY MOE & JACK      COM      713278109      1,331     99,100  SH           Sole                       99,100
PG&E CORP.                     COM      69331c108      1,274     26,625  SH           Sole                       26,625
PHILLIPS-VAN HEUSEN            COM      718592108      5,028     79,800  SH           Sole                       79,800
PIER 1 IMPORTS, INC.           COM      720279108      2,500    238,100  SH           Sole                      238,100
POPULAR INC.                   COM      733174106        371    118,000  SH           Sole                      118,000
QEP RESOURCES INC.             COM      74733v100      2,858     78,700  SH           Sole                       78,700
ROBERT HALF, INC.              COM      770323103      3,259    106,500  SH           Sole                      106,500
SBA COMMUNICATIONS CORP-A      COM      78388j106      2,837     69,300  SH           Sole                       69,300
SEMPRA ENERGY                  COM      816851109      8,245    157,100  SH           Sole                      157,100
SFN GROUP INC.                 COM      784153108        357     36,600  SH           Sole                       36,600
SOUTHWESTERN ENERGY CO.        COM      845467109      4,525    120,900  SH           Sole                      120,900
SPDR GOLD TRUST                COM      78463v107      8,725     62,900  SH           Sole                       62,900
SPRINT NEXTEL CORP.            COM      852061100      4,450  1,051,900  SH           Sole                    1,051,900
STANLEY BLACK & DECKER, INC    COM      854502101      5,751     86,000  SH           Sole                       86,000
STARWOOD HOTELS & RESORTS      COM      85590a401      6,470    106,450  SH           Sole                      106,450
TENNECO INC.                   COM      880349105        428     10,400  SH           Sole                       10,400
U.S. BANCORP                   COM      902973304      2,832    105,000  SH           Sole                      105,000
ULTRA PETROLEUM CORP.          COM      903914109      8,166    170,950  SH           Sole                      170,950
VERIZON COMMUNICATIONS         COM      92343v104      8,381    234,250  SH           Sole                      234,250
VODAFONE GROUP PLC-ADR         COM      92857w209      6,052    228,900  SH           Sole                      228,900
WALT DISNEY                    COM      254687106      1,298     34,600  SH           Sole                       34,600
WISCONSIN ENERGY CORP.         COM      976657106        229      3,890  SH           Sole                        3,890
ZUMIEZ INC.                    COM      989817101        325     12,100  SH           Sole                       12,100
COCO PUTS 1/22/2011 6          PUT      coco 1101        268      2,630  SH     PUT   Sole                        2,630
EEM PUTS 2/19/2011 48          PUT      eem 11021        887      4,930  SH     PUT   Sole                        4,930
FXI PUTS 2/19/11 45            PUT      fxi 11021      1,032      4,000  SH     PUT   Sole                        4,000
QQQQ PUTS 1/22/2011 54         PUT      qqqq 1101        969     14,050  SH     PUT   Sole                       14,050
SPY PUTS 1/22/2011 124         PUT      spy 11012        707      6,610  SH     PUT   Sole                        6,610
AAPL CALLS 2/19/2011 300       CALL     aapl 1102      1,017        350  SH     CALL  Sole                          350
ARM CALLS 2/19/2011 17.50      CALL     arm 11021        423      1,210  SH     CALL  Sole                        1,210
CRK CALLS 3/19/2011 25         CALL     crk 11031        326      2,040  SH     CALL  Sole                        2,040
EWJ CALLS 1/22/2011 10         CALL     ewj 11012      1,136     11,829  SH     CALL  Sole                       11,829
F CALLS 3/19/2011 16           CALL     f 110319c        853      5,800  SH     CALL  Sole                        5,800
GLD CALLS 2/19/2011 137        CALL     gld 11021      1,465      3,150  SH     CALL  Sole                        3,150
HD CALLS 5/21/2011 31          CALL     hd 110521        656      1,410  SH     CALL  Sole                        1,410
MAN CALLS 3/19/2011 55         CALL     man 11031      1,232      1,384  SH     CALL  Sole                        1,384
NGG CALLS 6/18/2011 45         CALL     ngg 11061        645      3,397  SH     CALL  Sole                        3,397
SRE CALLS 4/16/2011 50         CALL     sre 11041      1,479      4,350  SH     CALL  Sole                        4,350

REPORT SUMMARY     97     DATA RECORDS     299,905          1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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